[logo] LINCOLN
                                                                         -------
                                                                 Financial Group
                                                                    Lincoln Life

John L. Reizian, Esquire
The Lincoln National Life Insurance Company
350 Church Street, MLW1
Hartford, CT 06103-1106
Telephone:  (860) 466 - 1539

March  3, 2004                                                         VIA EDGAR
                                                                       ---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Lincoln Life Flexible Premium Variable Life Account D      Lincoln Life Flexible Premium Variable Life Account F
File No. 033-00417; 811-04592                              File No. 033-14692, 333-40745; 811-05164
Lincoln Life Flexible Premium Variable Life Account G      Lincoln Life Flexible Premium Variable Life Account J
File No. 033-22740; 811-05585                              File No. 033-76434; 811-08410
Lincoln Life Flexible Premium Variable Life Account K      Lincoln Life Flexible Premium Variable Life Account M
File No. 033-76432; 811-08412                              File No. 333-82663, 333-84360, 333-42479, 333-54338,
Lincoln Life Flexible Premium Variable Life Account R      333-84370, 333-63940; 811-08557
File No. 333-43107, 333-33782, 333-90432; 811-08579
Lincoln Life Flexible Premium Variable Life Account S      Lincoln Life Flexible Premium Variable Life Account Y
File No. 333-72875, 333-104719; 811-09241                  File No. 333-81884, 333-81882, 333-90438, 811-21028
Lincoln Life & Annuity Flexible Premium Variable Life      LLANY Separate Account R for Flexible Premium
Account M                                                  Variable Life
File No. 333-42507, 333-61594, 333-84684, 333-52194,       File No. 333-46113, 333-33778, 333-90508; 811-08651
333-84688; 811-08559
LLANY Separate Account S for Flexible Premium              Variable Life Account B of ING Life Insurance &
Variable Life                                              Annuity Company [formerly Variable Life Account B
File No. 333-74325; 811-09257                              of Aetna Life Insurance & Annuity Company]
CG Variable Life Separate Account I                        File No. 033-75248, 033-76004, 033-76018, 033-64277
File No. 033-84426; 811-08780                              033-27337; 811-04536
CG Variable Life Separate Account II
File No. 033-89238; 811-08970
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Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended, (the "Act"), the above-referenced Separate Accounts, unit investment trusts, registered under the Act, mailed to contract owners a report containing financial statements and other applicable information required by Rule 30d-1 under the Act ("Semi-Annual Report") for each of the management investment companies (the "Underlying Funds") issuing securities held by the Account. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act. Pursuant to Rule 30d-1 under the Act, the Underlying Funds have filed their Annual Reports with the Securities and Exchange Commission via EDGAR. The filings are incorporated herein by reference.

Sincerely,

/s/ John L. Reizian

John L. Reizian
Second Vice President and Associate
General Counsel of Life Insurance